Note 20 - Condensed financial information of the parent company: Condensed Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 8,968,814	$ 10,802,405
Restricted cash	503,544	0	$ 0
Prepayments, net	726,991	259,950
Other receivables and other current assets, net	507,523	215,651
Total current assets	19,770,427	18,528,704
Other Assets, Noncurrent
Total non-current assets	3,964,300	2,195,271
Total assets	29,907,903	27,050,344
EQUITY
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders' equity	17,423,876	15,828,953
Total liabilities and shareholders' equity	29,907,903	27,050,344
Common Class A
EQUITY
Ordinary Shares, Value	1,179	1,044
Common Class B
EQUITY
Ordinary Shares, Value	456	456
Parent Company
CURRENT ASSETS
Cash	2,057,850	0
Restricted cash	503,544	0	$ 0
Prepayments, net	23,625
Other receivables and other current assets, net	16,000
Loans to subsidiaries	1,214,729
Total current assets	3,815,748	0
Other Assets, Noncurrent
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	13,685,903	15,828,953
Total non-current assets	13,685,903	15,828,953
Total assets	17,423,876	15,828,953
EQUITY
Additional paid-in capital	3,135,124	332,574
Retained earnings	15,050,543	15,530,562
Statutory reserves	248,761	248,761
Accumulated other comprehensive loss	(1,012,187)	(284,444)
Total shareholders' equity	17,423,876	15,828,953
Total liabilities and shareholders' equity	17,423,876	15,828,953
Parent Company | Common Class A
EQUITY
Ordinary Shares, Value	1,179	1,044
Parent Company | Common Class B
EQUITY
Ordinary Shares, Value	$ 456	$ 456